Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments, are as follows (in thousands):

Year ending December 31,	Lease Payments
2015	$908
2016	874
2017	770
2018	770
2019	770
Thereafter (1)	53,606
Total	$57,698

(1)	Includes certain lease option renewals as they are reasonably assured.